Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Subscription receivables	Receivables due from shareholder	Additional paid-in capital	Statutory reserve	Accumulated deficits	Accumulated Other Comprehensive Income (Loss)	Total EZGO’s shareholders’ equity	Non-controlling interest	Total
Balance at Sep. 30, 2021		$ 13,627	[1]	$ (7,800)	$ (3,152,179)	$ 32,260,048	$ 233,413	$ (1,423,614)	$ 594,507	$ 28,518,002	$ 4,018,498	$ 32,536,500
Balance (in Shares) at Sep. 30, 2021	[1]	340,672
Shareholders’ contribution		$ 10,000	[1]			7,990,000				8,000,000		8,000,000
Shareholders’ contribution (in Shares)	[1]	250,000
Share-based compensation		$ 587	[1]			440,038				440,625		440,625
Share-based compensation (in Shares)	[1]	14,688
Change in fair value of available-for-sale debt investments			[1]						(58,461)	(58,461)		(58,461)
Net loss			[1]					(6,463,798)		(6,463,798)	(1,005,032)	(7,468,830)
Receivable from a shareholder			[1]		3,053,388					3,053,388		3,053,388
Appropriation to statutory reserve			[1]				209	(209)
Foreign currency translation adjustment			[1]						(2,851,841)	(2,851,841)	(112,002)	(2,963,843)
Balance at Sep. 30, 2022		$ 24,214	[1]	(7,800)	(98,791)	40,690,086	233,622	(7,887,621)	(2,315,795)	30,637,915	2,901,464	33,539,379
Balance (in Shares) at Sep. 30, 2022	[1]	605,360
Shareholders’ contribution		$ 36,850	[1]			31,812,133				31,848,983		31,848,983
Shareholders’ contribution (in Shares)	[1]	921,239
Additional issuance of ordinary shares for Acquisition of Changzhou Sixun		$ 7,668	[1]			8,072,780				8,080,448		8,080,448
Additional issuance of ordinary shares for Acquisition of Changzhou Sixun (in Shares)	[1]	191,699
Warrant shares exercised via cashless option		$ 31,842	[1]			(31,842)
Warrant shares exercised via cashless option (in Shares)	[1]	796,055
Addition of non-controlling interest from Acquisition of Changzhou Sixun			[1]								273,698	273,698
Decrease of non-controlling interest from Disposal of Tianjin Dilang			[1]								929,820	929,820
Share-based compensation		$ 1,529	[1]			1,258,810				1,260,339		1,260,339
Share-based compensation (in Shares)	[1]	38,223
Net loss			[1]					(6,783,086)		(6,783,086)	(475,227)	(7,258,313)
Receivable from a shareholder			[1]		98,791					98,791		98,791
Appropriation to statutory reserve			[1]				101,855	(101,855)
Foreign currency translation adjustment			[1]						(1,750,918)	(1,750,918)	(539,630)	(2,290,548)
Balance at Sep. 30, 2023		$ 102,103	[1]	(7,800)		81,801,967	335,477	(14,772,562)	(4,066,713)	63,392,472	3,090,125	66,482,597
Balance (in Shares) at Sep. 30, 2023	[1]	2,552,576
Warrant shares exercised via cashless option		$ 5,360	[1]			(5,360)
Warrant shares exercised via cashless option (in Shares)	[1]	134,000
Share-based compensation		$ 63	[1]			379,424				379,487		379,487
Share-based compensation (in Shares)	[1]	1,563
Additional issuance of ordinary shares for fractional shares shareholders		$ 181	[1]			(181)
Additional issuance of ordinary shares for fractional shares shareholders (in Shares)	[1]	4,533
Shares cancelled		$ (700)	[1]			700
Shares cancelled (in Shares)	[1]	(17,500)
Net loss			[1]					(7,284,792)		(7,284,792)	(801,004)	(8,085,796)
Appropriation to statutory reserve			[1]				30,594	(30,594)
Foreign currency translation adjustment			[1]						2,080,122	2,080,122	127,098	2,207,220
Balance at Sep. 30, 2024		$ 107,007	[1]	$ (7,800)		$ 82,176,550	$ 366,071	$ (22,087,948)	$ (1,986,591)	$ 58,567,289	$ 2,416,219	$ 60,983,508
Balance (in Shares) at Sep. 30, 2024	[1]	2,675,172

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).